Note 9 - Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
	December 31, 2011	December 31, 2012
Borrower / Vessel(s)

HSH
Warhol / Miss Marilena	32,932	29,456
Indiana / Tyrrhenian Wave	23,911	21,224
Britto / Britto	29,500	26,393
Jeke / Evian (ex Papillon)*		15,662
DVB
Banksy / Ionian Wave**	21,110	-
Hongbo / Hongbo	26,306	24,289
Hongbo / Bridge Loan	4,928	3,520
ALPHA
Lichtenstein / Lichtenstein	29,179	26,819
LAURASIA TRADING***
The Company	3,942	3,032
Debt Discount	(371)
LOANS FROM RELATED PARTIES
CENTRAL MARE INC
The Company	2,147	2,218
SHIPPING FINANCIAL SERVICES INC
The Company	396	414
Total	173,980	153,027
Less-current portion	(173,980)	(153,027)
Borrower / Vessel(s)	December 31,	December 31,
	2011	2012
Jeke / Evian (ex Papillon)*	19,769	-
Banksy / Ionian Wave**	-	19,592
Debt related to Vessel held for sale	19,769	19,592

Schedule of Principal Repayments [Table Text Block]
Year ending December 31, 2012	Amount
Principal payments	174,998
Excluding unamortized financing fees	(2,379)
172,619